Note 19 - Subsequent Events (Details) (USD $)	0 Months Ended						1 Months Ended		0 Months Ended
	Aug. 25, 2014 M/T EShips Taweelah [Member] Subsequent Event [Member] Option To Extend [Member]	Jul. 23, 2014 M/T EShips Taweelah [Member] Subsequent Event [Member] Option To Extend [Member]	Aug. 25, 2014 M/T EShips Taweelah [Member] Subsequent Event [Member] Option to Extend Year Two [Member]	Jul. 23, 2014 M/T EShips Taweelah [Member] Subsequent Event [Member] Option to Extend Year Two [Member]	Aug. 25, 2014 M/T EShips Taweelah [Member] Subsequent Event [Member]	Jul. 23, 2014 M/T EShips Taweelah [Member] Subsequent Event [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member] Option To Extend [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member]	Jul. 23, 2014 Subsequent Event [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Charter Term	1 year	1 year	1 year	1 year	4 years	3 years		2 years
Charter Rate Per Day	$ 17,400	$ 17,200	$ 18,100	$ 18,000	$ 16,500	$ 16,200	$ 17,250	$ 16,000
Gain (Loss) on Contract Termination									$ 500